Debt, cash and cash equivalents and lease liabilities - Disclosure of Movement In Total Debt (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)		Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)		Dec. 31, 2025 USD ($)
Disclosure of debt [line items]
Borrowings at beginning of period		€ 16,137		€ 16,531		€ 19,218
Repayments		(2,622)		(672)		(3,684)
New borrowings		5,559		0		48
Other cash flows		(422)	[1]	110	[2]	895	[3]
Currency translation differences		(384)	[4]	218	[5]	(22)	[6]
Reclassification from non-current to current		0		0		0
Other items		434	[7]	(50)	[8]	76	[9]
Borrowings at end of period		18,702		16,137		16,531
Net change in short-term debt and other financial instruments	[10]	(1,100)		59		751	[11]
Changes in Scope of Consolidation		375
Notional amount
Disclosure of debt [line items]
Non-current portion of non-current bonds issued | $								$ 3,000
Cash equivalents, commercial paper | $								$ 1,000
Commercial paper program in USA
Disclosure of debt [line items]
Net change in short-term debt and other financial instruments		356		262		946
Long-term debt
Disclosure of debt [line items]
Borrowings at beginning of period		11,791		14,347		14,857
Repayments		(19)		(67)		(12)
New borrowings		5,591		0		48
Other cash flows		0	[1]	0	[2]	0	[3]
Currency translation differences		(164)	[4]	63	[5]	(30)	[6]
Reclassification from non-current to current		(3,006)		(2,599)		(604)
Other items		55	[7]	47	[8]	88	[9]
Borrowings at end of period		14,248		11,791		14,347
Short-term debt and current portion of long-term debt
Disclosure of debt [line items]
Borrowings at beginning of period		4,209		2,045		4,174
Repayments		(2,603)		(605)		(3,672)
New borrowings		0		0		0
Other cash flows		(704)	[1]	242	[2]	903	[3]
Currency translation differences		7	[4]	9	[5]	(21)	[6]
Reclassification from non-current to current		3,006		2,599		604
Other items		427	[7]	(81)	[8]	57	[9]
Borrowings at end of period		4,342		4,209		2,045
Interest rate and currency derivatives used to manage debt
Disclosure of debt [line items]
Borrowings at beginning of period		137		139		187
Repayments		0		0		0
New borrowings		(32)		0		0
Other cash flows		282	[1]	(132)	[2]	(8)	[3]
Currency translation differences		(227)	[4]	146	[5]	29	[6]
Reclassification from non-current to current		0		0		0
Other items		(48)	[7]	(16)	[8]	(69)	[9]
Borrowings at end of period		112		€ 137		€ 139
Commercial paper program in USA
Disclosure of debt [line items]
Other cash flows		(356)
Currency translation differences		€ 2

[1]	(a) These amounts include €(356) million related to the US commercial paper program.
[2]	(a)These amounts mainly comprise €262 million related to the US commercial paper program.
[3]	a)These amounts mainly comprise €946 million related to the US commercial paper program.
[4]	(b)These amounts include (i) the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone and (ii) foreign exchange gains and losses, €2 million of which was recognized in "Other comprehensive income" following the designation of bonds and commercial paper as a hedge of Sanofi’s net investment in the US. The notional amount of those hedging instruments was $3,000 million for the bonds (maturities between 2027 and 2032), and $1,000 million for the commercial paper (maturity 2026).

[5]	(b)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
[6]	(b)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
[7]	(c)These amounts include (i) effects of changes in the scope of consolidation, amounting to €375 million; (ii) movements in accrued interest; and (iii) fair value remeasurements.
[8]	(c)These amounts mainly comprise changes in accrued interest balances, and fair value adjustments.
[9]	(c)These amounts mainly comprise changes in accrued interest balances, and fair value adjustments.
[10]	(j)For 2025, 2024 and 2023, this line item includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies
(primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents. For 2025, it also includes (i) a cash outflow of
€356 million relating to a US commercial paper program and (ii) a cash outflow of €666 million arising from the settlement on July 18, 2025 of the financial liabilities of Blueprint Medicines, acquired on July 17, 2025 (see Note D.1.1.4). For 2024, this line item mainly comprises a US commercial paper program for €262 million.

[11]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).